UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2008 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Patriot Wealth Management, Inc.
Address:  5847 San Felipe, Suite 200
          Houston, TX 77057

13F File Number: 028-12304

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300
Signature, Place and Date of Signing:

Todd Hanslik, Houston, TX    February 2, 2009



Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        88

Form 13F Information Table Value Total:    125795


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

								FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/PUT/	     INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP		(X$1000)PRN AMT	PRNCALL	     DSCRETN	MANAGERSSOLE	SHARED	NONE
----------------------- --------------- --------------- -------------------	---	-------	--------------- ------	--------
3M COMPANY	        COM	        88579y101	1925	33450	SH		Sole				33450
ACTIVISION INC COM NEW	COM	        00507v109	266	30840	SH		Sole				30840
ADVANCED MEDICAL OPTIC  COM	        00763M108       143	21595	SH		Sole				21595
AIRGAS INC	        COM	        009363102       311	7965	SH		Sole				 7965
ALBERTO CULVER CO	COM	        013078100      	445	18143	SH		Sole				18143
APPLE COMPUTER INC	COM     	037833100      	1897	22228	SH		Sole				22228
APPLIED MATERIAL INC	COM	        038222105      	1481	146157	SH		Sole			       146157
ASPEN INSURANCE HLDG	COM	        g05384105      	440	18140	SH		Sole			        18140
AT& T INC	        COM     	00206r102      	7078	248324	SH		Sole			       106937
BANK NEW YORK MELLON	COM     	064058100      	1956	69040	SH		Sole			        69040
BANK OF AMERICA CORP	COM     	060505104      	1028	73012	SH		Sole				73012
BAXTER INTERNTL INC	COM     	071813109	2265	42262	SH		Sole				42262
BECKMAN COULTER INC	COM     	075811109	295	6725	SH		Sole				 6725
BJS WHOLESALE CLUB INC	COM     	05548j106	422	12327	SH		Sole			        12327
BLACK AND DECKER CRP CO	COM     	091797100	308	7361	SH		Sole			         7361
BMC SOFTWARE INC COM	COM     	055921100	4864	180768	SH		Sole			       180768
BOK FINANCIAL CORPOR	COM     	05561q201	334	8265	SH		Sole			         8265
BROADCOM CORP CL A	COM     	111320107	1845	108735	SH		Sole			       108735
CHICOS FAS INC COM	COM     	168615102	274	65530	SH		Sole			        65530
CITRIX SYS INC COM	COM     	177376100	334	14184	SH		Sole			        14184
CVS CORP DELAWARE COM	COM     	126650100	1918	66727	SH		Sole			        66727
DANAHER CORP DEL COM	COM     	235851102	1822	32182	SH		Sole			        32182
DAVITA INC COM	        COM     	23918k108	454	9158	SH		Sole			         9158
DELL INC	        COM     	24702R101	206	20082	SH		Sole			        20082
DENTSPLY INTL INC	COM     	249030107	333	11779	SH		Sole			        11779
DEVRY INC DEL	        COM     	251893103	477	8305	SH		Sole			         8305
DIAGEO P L C SPONSORED 	COM     	25243q205	1767	31150	SH		Sole			        31150
DST SYSTEMS INC DEL	COM     	233326107	281	7401	SH		Sole			         7401
DUKE REALTY INVT INCNEW	COM     	264411505	201	18310	SH		Sole			        18310
EBAY INC COM	        COM     	278642103	1253	89783	SH		Sole			        89783
EL PASO CORPORATION	COM     	28336l109	389	49638	SH		Sole			        49638
EMERSON ELEC CO	        COM     	291011104	1731	47284	SH		Sole			        47284
EXPEDITORS INTL WASH   	COM     	302130109	358	10750	SH		Sole			        10750
EXXON MOBIL CORP COM	COM     	30231g102	1018	12749	SH		Sole				12749
GENERAL ELECTRIC	COM     	369604103	1356	83722	SH		Sole				83722
GILEAD SCIENCES INC COM	COM     	375558103	2658	51977	SH		Sole				51977
GRACO INC	        COM     	384109104	289	12162	SH		Sole				12162
HARRIS CORP DEL COM	COM     	413875105	293	7710	SH		Sole				 7710
HARSCO CORP	        COM     	415864107	218	7890	SH		Sole				 7890
HEADWATERS INC DEL	COM     	42210p102	283	41940	SH		Sole				41940
HEWLETT PACKARD CO COM	COM     	428236103	217	5974	SH		Sole				 5974
INTEL CORP	        COM     	458140100	1798	122654	SH		Sole			       122654
INTL GAME TECHNOLOGY	COM     	459902102	165	13867	SH		Sole				13867
INTL RECTIFIER CORP	COM     	460254105	284	21030	SH		Sole				21030
ISHARE DJ TEL SC INX	COM     	464287713	2350	142607	SH		Sole		               142607
ITRON INC	        COM     	465741106	331	5200	SH		Sole				 5200
J P MORGAN CHASE & CO 	COM     	46625H100	1627	51595	SH		Sole				51595
LUBRIZOL CORP	        COM     	549271104	304	8360	SH		Sole				 8360
MANPOWER INC	        COM     	56418h100	257	7554	SH		Sole				 7554
MICROSOFT CORP	        COM     	594918104	1785	91808	SH		Sole				91808
MIDCAP SPDR TR SER 1	COM     	595635103	14997	154353	SH		Sole			       154353
NASDAQ STOCK MARKET COM	COM     	631103108	359	14527	SH		Sole				14527
NATIONAL-OILWELL VARCOC	COM     	637071101	643	26329	SH		Sole				26329
NEW YORK CMNTY BANCORP	COM     	649445103	281	23482	SH		Sole				23482
NUVEEN PREMIUM INCME MUNCOM     	67062t100	411	40140	SH		Sole				40140
PENTAIR INC		COM     	709631105	318	13420	SH		Sole				13420
PFIZER INC DEL PV$0.05	COM     	717081103	2202	124361	SH		Sole			       124361
PINNACLE ENTMT INC COM	COM     	723456109	259	33785	SH		Sole				33785
POWER SHARES DYNAMIC	COM     	73935x625	124	11090	SH		Sole				11090
PRAXAIR INC	        COM     	74005p104	2499	42095	SH		Sole				42095
PRIDE INTERNATIONAL INC	COM     	74153q102	173	10810	SH		Sole				10810
PROCTER & GAMBLE CO	COM     	742718109	2619	42368	SH		Sole				42368
ROPER INDS INC NEW COM	COM     	776696106	343	7899	SH		Sole				 7899
SCANA CORP NEW COM	COM     	80589m102	427	12000	SH		Sole				12000
SECTOR SPDR ENERGY	COM     	81369y506	8976	187895	SH		Sole			       187895
SECTOR SPDR TR SBI BASI	COM     	81369y100	245	10755	SH		Sole				10755
SECTOR SPDR UTILITIES	COM     	81369y886	3052	105143	SH		Sole			       105143
SPDR SERIES TRUST OILGASCOM     	78464a748	249	14540	SH		Sole				14540
SPDR SERIES TRUST S&P HOCOM     	78464a888	1348	112549	SH		Sole			       112549
STANDARD&POORS DEP RCPT	COM     	78462f103	14293	158389	SH		Sole			       158389
SYNOPSYS INC	        COM     	871607107	355	19185	SH		Sole				19185
TARGET CORP COM	        COM     	87612e106	1714	49638	SH		Sole				49638
THERMO ELECTRON CORP    COM     	883556102	1592	46735	SH		Sole				46735
UNISYS CORP COM		COM     	909214108	13	15302	SH		Sole				15302
UNITED TECHS CORP COM	COM     	913017109	1849	34500	SH		Sole				34500
US BANCORP (NEW)	COM     	902973304	1997	79848	SH		Sole				79848
VANGUARD MID-CAP ETF	COM     	922908629	618	14300	SH		Sole				14300
VANGUARD TOTAL BOND MARKCOM     	921937835	272	3440	SH		Sole				 3440
VECTREN CORP COM	COM     	92240G101	415	16574	SH		Sole				16574
VIACOM INC NEW     CL B	COM     	92553p201	302	15832	SH		Sole				15832
VIACOM INC. CLASS A	COM     	92553P102	1120	55679	SH		Sole				55679
WAL-MART STORES INC	COM     	931142103	2645	47187	SH		Sole				47187
WELLS FARGO & CO DEL COMCOM     	949746101	234	7927	SH		Sole				 7927
ISHARES TR MSCI EAFE IDXCOM     	464287465	1346	29999	SH		Sole				29999
POWERSHS DB MULTI SECT 	OTR     	73936b200	1667	56010	SH		Sole				56010
BARCLAYS BANK PLC SPON 	PRF     	06739h776	307	22715	SH		Sole				22715
ROYAL BK SCOTLAND GRP SPPRF     	780097788	345	43186	SH		Sole				43186
TORTOISE ENERGY INFR COMPRF     	89147L100	852	50210	SH		Sole				50210